Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
4.	FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

Fair value is the estimated price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan's principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of available observable inputs and minimizing the use of available unobservable inputs. The fair value hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1 measurements) and gives the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to estimate fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

Assets Recorded at Fair Value

There were no changes in the valuation techniques used during 2025 and 2024. The following tables present information about the Plan's assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024.

The Plan is required to record the following assets at fair value on a recurring basis under other accounting pronouncements:

	December 31, 2025

Description	Fair Value	Level 1	Level 2	Level 3

Common stock of Plan Sponsor	$13,535,278	$13,535,278	$-	$-
Mutual funds	52,292,136	52,292,136	-	-
	$65,827,414	$65,827,414	$-	$-

	December 31, 2024

Description	Fair Value	Level 1	Level 2	Level 3

Common stock of Plan Sponsor	$15,163,919	$15,163,919	$-	$-
Mutual funds	48,384,682	48,384,682	-	-
	$63,548,601	$63,548,601	$-	$-

Fair value of the common stock of the Plan Sponsor is based on the closing quoted market price reported on the active market on which the individual securities are traded. Such securities are actively traded throughout each market trading day on the NASDAQ Global Select Market (Level 1 inputs).

Mutual funds are valued using the Net Asset Value (NAV) provided by the trustee of the fund. The NAV is computed by dividing the value of the underlying assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. Mutual fund NAVs are calculated once each market trading day as of the close of regular market trading (Level 1 inputs). The NAV is a quoted price in a market that is active.

There were no transfers in or out of Levels 1, 2 or 3 for the twelve months ending December 31, 2025 and 2024.

There were no liabilities measured at fair value on a recurring basis at December 31, 2025 or 2024.

Risks and Uncertainties

The Plan utilizes various investment instruments, including the common stock of the Company and mutual funds. Investment securities, in general, are exposed to various risks, such as interest rate, credit, liquidity, currency, overall market volatility and risks of global events. Due to the level of risk associated with certain investment securities, changes in the values of investment securities may occur in the near term and such changes could materially affect the participants’ account balance and amounts reported in the financial statements.